CONSOLIDATED BALANCE SHEETS - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property,plant and equipment	¥ 531,941,000	¥ 519,323,000
Investment properties		15,373,000
Intangible assets	208,429,000	175,417,000
Investments accounted for using the equity method	8,330,000	10,256,000
Prepayments and deposits	51,850,000	42,298,000
Deferred income tax assets	31,372,000	19,774,000
Total non-current assets	831,922,000	782,441,000
Current assets
Inventories	33,336,000	26,120,000
Trade receivables	14,324,000	9,705,000
Other receivables, deposits and prepayments	98,715,000	71,278,000
Amounts due from related parties	6,693,000	3,101,000
Restricted cash	8,712,000
Cash and cash equivalents	44,384,000	154,490,000
Total	206,164,000	264,694,000
Total current assets	206,164,000	264,694,000
Total assets	1,038,086,000	1,047,135,000
Equity attributable to owners of the Company
Share capital	469,000	469,000
Treasury shares	(2,023,000)	(41,000)
Accumulated losses	(477,905,000)	(242,232,000)
Other reserves	870,355,000	789,285,000
Total equity attributable to owners of parent	390,896,000	547,481,000
Non-controlling interests	34,840,000	43,117,000
Total equity	425,736,000	590,598,000
Non-current liabilities
Borrowings	75,931,000	12,917,000
Lease liabilities	178,983,000	165,615,000
Convertible note	34,190,000
Deferred income tax liabilities	13,377,000	12,703,000
Contingent consideration payable	8,181,000
Total non-current liabilities	310,662,000	191,235,000
Current liabilities
Trade payables	33,654,000	17,017,000
Accruals, other payables and provisions	68,783,000	58,439,000
Contingent consideration and consideration payable	4,512,000
Amounts due to related parties	1,224,000	626,000
Contract liabilities	8,639,000	5,542,000
Borrowings	135,814,000	127,470,000
Lease liabilities	35,868,000	36,266,000
Current income tax liabilities	13,194,000	19,942,000
Total	301,688,000	265,302,000
Total current liabilities	301,688,000	265,302,000
Total liabilities	612,350,000	456,537,000
Total equity and liabilities	¥ 1,038,086,000	¥ 1,047,135,000